Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity tests relating to changes in market factors
	December 31
	2024	2023
Gain (loss) from change:
5% increase in NIS and EURO exchange rate	$201	$176
5% decrease in NIS and EURO exchange rate	$(201)	$(176)

Schedule of liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities
	December 31, 2024
	Carrying	12 months
	amount	or less	1-2 years	2-15 years
Non-derivative financial liabilities
Current liabilities
Current maturities of long-term liabilities	1,138	1,138	-	-
Trade payables and accrued expenses	5,281	5,281	-	-
Other payables	3,556	3,556	-	-
Non-current liabilities
Grants received in advance	736	-	736	-
Liabilities in respect of IIA grants	15,832	-	403	15,429
Lease liabilities	10,010	-	901	9,109

	December 31, 2023
	Carrying	12 months
	amount	or less	1-2 years	2-15 years
Non-derivative financial liabilities
Current liabilities
Current maturities of long-term liabilities	3,249	3,249	-	-
Trade payables and accrued expenses	5,528	5,528	-	-
Other payables	3,891	3,891	-	-
Non-current liabilities
Liabilities in respect of IIA grants	15,927	-	359	15,568
Liabilities in respect of TEVA	3,200	-	1,000	2,200
Lease liabilities	10,189	-	813	9,376